LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Future minimum payments under non-cancelable operating leases [Abstract]
2019	$ 17,242
2020	11,969
2021	9,784
2022	8,346
2023	6,382
Thereafter	22,498
Total minimum lease payments	76,221
Rent expense	$ 25,000	$ 22,300	$ 10,500
Minimum
Operating Leased Assets
Term of lease	1 year
Renewal options of lease	5 years
Minimum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets
Term of lease	1 year
Maximum
Operating Leased Assets
Term of lease	10 years
Renewal options of lease	15 years
Maximum | Motor Vehicles, Equipment and Aircraft
Operating Leased Assets
Term of lease	10 years